Credit facilities (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of short-term bank loans

Bank Name	Maturities	Interest Rate	Collateral/ Guarantee	As of December 31, 2025	As of December 31, 2024

China Bank of Communication(1)	January 2025, extended to November 2026	4.2%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company, and the line of credit is secured by two real estate properties owned by Yunwu Li.	636,342	1,112,904
Zhejiang Hecheng Rural Commercial Bank Co.，Ltd (2)	August 2025, extended to August 2026	3.7-4.3%	Guaranteed by Ying Wang, the operating manager of HZ CDT, and the line of credit is secured by real estate property owned by Ying Wang.	171,598	166,936
Bank of China	November 2025, extended to November 2026	3.5%	None	238,807	317,178
Weizhong Bank	August 2025, extended to August 2026	5.9%	Guaranteed by Zhan Su, the legal representative of BJ CDT	54,475	132,489
Weizhong Bank	November 2025	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	68,011
Weizhong Bank	February 2025 (repaid in February 2025)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	3,784
Weizhong Bank	February 2025 (repaid in February 2025)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	13,249
Sichuan Xinwang Bank Co., Ltd	August 2026	18.0%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	47,665	—
Weizhong Bank	January 2026 (repaid in January 2026)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	681	—
Weizhong Bank	March 2026(repaid in January 2026)	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	4,086	—
Total				$1,153,654	$1,814,551

(1)	In August 2022, the Company secured a renewable line of credit (“Line of Credit 1”) worth approximately $1.1 million from China Bank of Communication for a two-year period. This line of credit is backed by the guarantee of Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company, and it is secured by a real estate property owned by Yunwu Li. On January 2, 2024, the Line of Credit 1 was extended to July 14, 2024 and further extended to November 18, 2026.

(2)	On August 30, 2024, the Company entered into a loan agreement with Zhejiang Hecheng Rural Commercial Bank Co Ltd, for approximately $0.2 million. The loan is guaranteed by Yunwu Li, the Chief Executive Officer and Chairman of the Board of Directors of the Company to be due in August 2025 with 4.3% interest rate per annum. In August 2025, the Company renew such loan with 3.7% interest rate per annum to be due in August 2026.

Schedule of long-term loans- bank

				As of	As of
Bank Name	Maturities	Interest Rate	Collateral/Guarantee	December 31, 2025	December 31, 2024

Sichuan Xinwang Bank Co., Ltd	May 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	115,927
Weizhong Bank	January 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	8,612
Weizhong Bank	March 2026	6.1%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	19,873
Zhejiang Hecheng Rural Commercial Bank Co.,Ltd		5.0%	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.	—	69,557
Zhejiang Hecheng Rural Commercial Bank Co.,Ltd	August 2026 to October 2027	4.9-5.0%	None	214,497	—
Zhejiang Hecheng Rural Commercial Bank Co.,Ltd	August 2026 to October 2027	4.7%	Guaranteed by Ying Wang, the operating manager of HZ CDT.	71,499	—
Zhejiang Hecheng Rural Commercial Bank Co.,Ltd	August 2026 to October 2027	5.0%	Guaranteed by Ying Wang and Yueyu Qi (Ying Wang’s husband), the operating manager of HZ CDT.	71,499	—
Total				$357,495	$213,969

Schedule of short-term loans- third parties

				As of	As of
Lender Name	Maturities	Interest Rate	Collateral/ Guarantee	December 31, 2025	December 31, 2024

Lou Hong	September 30, 2025, extended to September 30, 2026	—%	None	$643,492	$626,009
Runze Li	December 31, 2025, extended to December 31, 2026	—%	None	1,483	2,086
Shanghai Xinjing Construction Labor Service Center	November 30, 2025, extended to November 30, 2026	—%	None	214,497	208,670
New Ben Global Enterprises Limited	March 1, 2026	—%	None	983,342	—
Nanjing Chuangbao Management Consulting Partnership Enterprise (Limited Partnership)	Repaid in February 11, 2026	—%	None	214,497	—
Total				$2,057,311	$836,765